Revenue - Summary of Revenues From Music Related Services (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Music Related Services Revenue [Line Items]
Revenues from music related services	¥ 16,828	¥ 15,798
Membership services [Member]
Disclosure Of Music Related Services Revenue [Line Items]
Revenues from music related services	9,360	8,718
Marketing and consumption services [Member]
Disclosure Of Music Related Services Revenue [Line Items]
Revenues from music related services	4,759	3,940
Online Music Services [Member]
Disclosure Of Music Related Services Revenue [Line Items]
Revenues from music related services	¥ 14,119	¥ 12,658